8. BUSINESS ACQUISITION AND DISPOSAL (Details 3) (USD $)	11 Months Ended	12 Months Ended	23 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 PEDEVCO	Dec. 31, 2011 PEDEVCO	Dec. 31, 2012 Excellong	Dec. 31, 2011 Excellong	Dec. 31, 2012 Combined	Dec. 31, 2011 Combined
Revenue				$ 503,153		$ 266,867	$ 384,116	$ 770,020	$ 384,116
Lease operating costs				(281,103)		(44,099)	(41,422)	(325,202)	(41,422)
Net loss	$ (763,677)	$ (12,013,011)	$ 12,776,688	$ (12,013,011)	$ (763,677)	$ 222,768	$ 342,694	$ (11,790,243)	$ (420,983)
Net loss per common share				$ (0.65)	$ (0.06)	$ 0.02	$ 0.03	$ (0.63)	$ (0.03)